UNIT-BASED COMPENSATION - Narrative (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2018 USD ($) shares	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($) shares	Jun. 30, 2017 USD ($)	Jun. 30, 2018 CAD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees | $	$ 1,000,000	$ 4,000,000	$ (1,000,000)	$ 9,000,000
Employee Stock Option | BPY Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period			5 years
Expiration period			10 years
Employee Stock Option | BPY Plan | Vesting in year 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage			20.00%
Employee Stock Option | BPY Plan | Vesting in year 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage			20.00%
Employee Stock Option | BPY Plan | Vesting in year 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage			20.00%
Employee Stock Option | BPY Plan | Vesting in year 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage			20.00%
Employee Stock Option | BPY Plan | Vesting in year 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage			20.00%
Restricted Stock Units (RSUs) | Restricted BPY LP Unit Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period			5 years
Number of other equity instruments outstanding in share-based payment arrangement | shares	170,886		170,886		170,886	440,527	440,527
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $	$ 21.01		$ 21.01			$ 21.08
Restricted Stock Units (RSUs) | Restricted BPY LP Unit Plan (Canada)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period			5 years
Number of other equity instruments outstanding in share-based payment arrangement | shares	21,624		21,624		21,624	21,624	21,624
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $					$ 22.88		$ 22.88
Deferred Share Units | Brookfield Office Properties (“BPO”) | Deferred Share Unit Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement | shares	1,409,692		1,409,692		1,409,692	1,363,938	1,363,938